Long-Term Debt (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2015	Oct. 31, 2014	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Debt Instrument [Line Items]
Interest Paid			$ 191,000,000	$ 214,000,000	$ 245,000,000
Debt extinguishment			$ 94,000,000	$ 35,000,000	$ 64,000,000
51/8% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 700,000,000
Maturity date			Jul. 01, 2023
9 3/4% Second Priority Senior Secured Notes, Retired
Debt Instrument [Line Items]
Debt extinguishment	94,000,000
Write-off of deferred financing fees	11,000,000
Incur tender amount	$ 83,000,000
Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, effective rate			2.75%
Maturity date			Jan. 01, 2021
First lien secured leverage ratio			4.0
Term Loan Due February 2020
Debt Instrument [Line Items]
Debt instrument, effective rate			2.50%
Maturity date			Feb. 01, 2020
Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,000,000,000	$ 2,400,000,000
Minimum quarterly principal payment			$ 4,000,000
Principal payment of term loan		$ 100,000,000
First lien secured leverage ratio			2.8
Revolving Line Of Credit
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 650,000,000
Unused borrowed amount			$ 471,000,000
Maturity date			May 01, 2020
Letter of credit fronting fee			0.125%
Fixed charge coverage ratio			2.90%
Line of credit facility unused capacity percentage			10.00%
Revolving Line Of Credit | Minimum
Debt Instrument [Line Items]
Line of credit facility, commitment fee rate			0.25%
Fixed charge coverage ratio			1.00%
Revolving Line Of Credit | Minimum | Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.25%
Revolving Line Of Credit | Maximum
Debt Instrument [Line Items]
Line of credit facility, commitment fee rate			0.325%
Revolving Line Of Credit | Maximum | Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.75%
LIBOR | Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.00%
LIBOR | Term Loan Due February 2020
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.00%